Omnibus Incentive Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Omnibus Incentive Compensation Plan (Table)

	Equity compensation plan
Unvested Units	Units	Amount
Unvested on January 1, 2021	412,916	4,637
Vested	(412,916)	(4,637)
Unvested on December 31, 2021	—	$—
Granted	745,769	11,318
Vested	(249,902)	(3,790)
Unvested on December 31, 2022	495,867	$7,528